Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance value at Dec. 31, 2021			$ (533,822)	$ (37,706)	$ (571,528)
Balance shares at Dec. 31, 2021	40,000,000
Net loss			(280,517)		(280,517)
Issuance of new shares		500,000			500,000
Issuance of new shares, shares	5,000,000
Foreign currency translation adjustment				44,546	44,546
Balance value at Dec. 31, 2022		500,000	(814,339)	6,840	(307,499)
Balance shares at Dec. 31, 2022	45,000,000
Net loss			(250,009)		(250,009)
Issuance of new shares	$ 107,200
Issuance of new shares, shares	518,000
Foreign currency translation adjustment				13,544	13,544
Balance value at Dec. 31, 2023		$ 500,000	$ (1,064,348)	$ 20,384	$ (543,964)
Balance shares at Dec. 31, 2023	45,000,000